UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (631) 470-2619

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 97.6%
	AIRLINES - 3.6%
15,000	Spirit Airlines, Inc. *	$ 681,150

	APPAREL - 7.9%
14,000	Michael Kors Holdings, Ltd. *	1,136,660
12,000	Vince Holding Corp. *	368,040
		1,504,700
	BIOTECHNOLOGY - 4.2%
20,000	Acceleron Pharma, Inc. *	792,000

	BUILDING MATERIALS - 5.0%
19,000	CaesarStone Sdot Yam, Ltd.	943,730

	COMMERCIAL & PROFESSIONAL SERVICES - 5.1%
3,500	Aramark Holdings Corp. *	91,770
7,416	FleetCor Technologies, Inc. *	868,933
		960,703
	COMMERCIAL BANKS - 1.1%
4,000	First Republic Bank	209,400

	DIVERSIFIED FINANCIALS - 6.2%
17,000	Financial Engines, Inc.	1,181,160

	ENERGY - 5.6%
18,000	EQT Midstream Partners LP	1,058,220

	FOOD - 0.7%
5,000	Pinnacle Foods, Inc.	137,300

	HEALTHCARE-PRODUCTS - 2.7%
25,000	Globus Medical, Inc. *	504,500

	HEALTHCARE-SERVICES - 7.9%
26,000	Envision Healthcare Holdings, Inc. *	923,520
4,000	Premier, Inc. - Class A *	147,040
9,000	Quintiles Transnational Holdings, Inc. *	417,060
		1,487,620
	INSURANCE - 4.6%
25,000	ING US, Inc.	878,750

	INTERNET SOFTWARE & SERVICES - 15.9%
22,000	Facebook, Inc. - Class A *	1,202,520
14,000	Twitter, Inc. *	891,100
21,000	Yandex NV - Class A *	906,150
		2,999,770
The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013 (Continued)

Shares		Value
	OIL & GAS - 5.7%
17,000	Antero Resources Corp. *	$ 1,078,480

	PHARMACEUTICALS - 3.1%
18,000	Zoetis, Inc.	588,420

	REAL ESTATE - 2.3%
9,000	Realogy Holdings Corp. *	445,230

	RESTAURANTS/RETAILING - 8.1%
20,000	Burlington Stores, Inc. *	640,000
19,000	Container Store Group, Inc. *	885,590
		1,525,590
	SOFTWARE & SERVICES - 7.1%
10,500	Benefitfocus, Inc. *	606,270
7,000	Splunk, Inc. *	480,690
3,000	Workday, Inc. - Class A *	249,480
		1,336,440
	TRAVEL/ENTERTAINMENT - 0.8%
4,000	Norwegian Cruise Line Holdings *	141,880

	TOTAL COMMON STOCK ( Cost - $14,073,464)	18,455,043

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUNDS - 1.2%
108,748	Dreyfus Institutional Reserves Money Fund - Premier Shares, 0.00%**	108,748
108,749	Milestone Treasury Obligations Fund - Institutional Class, 0.01%**	108,749
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $217,497)	217,497

	TOTAL INVESTMENTS - 98.8% ( Cost - $14,290,961) (a)	$ 18,672,540
	OTHER ASSETS LESS LIABILITIES - 1.2%	224,654
	NET ASSETS - 100.0%	$ 18,897,194

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2013.
LP - Limited Partnership

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is $14,583,224. At December 31, 2013, net appreciation for all securities was $4,089,316.  This consists of aggregate gross unrealized appreciation of $4,383,447 and aggregate gross unrealized depreciation of $294,131.

The Global IPO Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013  (Continued)

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Fund's securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,455,043	$ -	$ -	$18,455,043
Short-Term Investments	217,497	-	-	217,497
Total	$18,672,540	$ -	$ -	$18,672,540
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited) December 31, 2013

Shares		Value

	COMMON STOCKS - 91.9%
	CONSUMER DISCRETIONARY - 12.1%
		Auto Components - 1.6%
14,294	Allison Transmission Holdings, Inc.	$394,657

		Diversified Consumer Services - 0.9%
4,221	Bright Horizons Family Solutions, Inc. *	155,080
3,765	Houghton Mifflin Harcourt Co. *	63,854

		218,934

		Hotels, Restaurants & Leisure - 5.6%
7,535	ARAMARK Holdings Corp. *	197,568
10,890	Bloomin' Brands, Inc. *	261,469
23,665	Hilton Worldwide Holdings, Inc. *	526,546
9,617	Norwegian Cruise Line Holdings, Ltd. *	341,115
2,849	SeaWorld Entertainment, Inc.	81,966

		1,408,664

		Specialty Retail - 3.1%
9,695	Five Below, Inc. *	418,824
5,560	Restoration Hardware Holdings, Inc. *	374,188

		793,012

		Textiles, Apparel & Luxury Goods - 0.9%
9,640	Tumi Holdings, Inc. *	217,382

	CONSUMER STAPLES - 6.2%
		Food & Staples Retailing - 2.4%
15,256	Sprouts Farmers Market, Inc. *	586,288

		Food Products - 3.8%
5,157	Pinnacle Foods, Inc.	141,611
35,833	WhiteWave Foods Co. - Cl. A *	822,009

		963,620

	ENERGY - 5.8%
		Energy Equipment & Services - 1.7%
9,084	Forum Energy Technologies, Inc. *	256,714
6,652	Frank's International NV	179,604

		436,318

		Oil, Gas & Consumable Fuels - 4.1%
7,677	Antero Resources Corp. *	487,029
3,385	Athlon Energy, Inc. *	102,396
8,395	Diamondback Energy, Inc. *	443,760

		1,033,185

	FINANCIALS - 17.2%
		Consumer Finance - 0.4%
4,120	Springleaf Holdings, Inc. *	104,154

		Diversified Financial Services - 3.4%
24,057	ING US, Inc.	845,604

		Real Estate Investment Trusts (reits) - 6.0%
9,349	American Homes 4 Rent - Cl. A	151,454
8,340	Brixmor Property Group, Inc.	169,552
38,203	Retail Properties of America, Inc. - Cl. A	485,942
72,478	Spirit Realty Capital, Inc.	712,459

		1,519,407

		Real Estate Management & Development - 5.7%
29,107	Realogy Holdings Corp. *	$1,439,923

		Thrifts & Mortgage Finance - 1.7%
15,037	EverBank Financial Corp.	275,778
4,132	Nationstar Mortgage Holdings, Inc. * (a)	152,719

		428,497

	HEALTH CARE - 11.9%
		Biotechnology - 0.2%
1,737	Intrexon Corp. * (a)	41,341

		Health Care Providers & Services - 1.0%
7,486	Envision Healthcare Holdings, Inc. *	265,903

		Life Sciences Tools & Services - 0.8%
4,163	Quintiles Transnational Holdings, Inc. *	192,913

		Pharmaceuticals - 9.9%
76,667	Zoetis, Inc.	2,506,244

	INDUSTRIALS - 6.5%
		Commercial Services & Supplies - 0.4%
4,347	West Corp.	111,761

		Construction & Engineering - 0.3%
3,413	Grana y Montero SA - ADR *	72,458

		Electrical Equipment - 1.2%
5,349	SolarCity Corp. *	303,930

		Machinery - 0.8%
7,240	Rexnord Corp. *	195,553

		Trading Companies & Distributors - 3.8%
10,944	HD Supply Holdings, Inc. *	262,765
21,191	MRC Global, Inc. *	683,622

		946,387

	INFORMATION TECHNOLOGY - 29.7%
		Communications Equipment - 2.2%
7,740	CommScope Holding Co., Inc. *	146,441
6,926	Palo Alto Networks, Inc. *	398,037

		544,478

		Electronic Equipment, Instruments & Components - 1.0%
10,990	CDW Corp.	256,726

		Internet Software & Services - 13.5%
44,688	Facebook, Inc. - Cl. A *	2,442,646
2,735	Gogo, Inc. * (a)	67,856
13,825	Twitter, Inc. * (a)	879,961

		3,390,463

		It Services - 3.1%
23,774	Vantiv, Inc. - Cl. A *	775,270

		Software - 9.9%
3,130	FireEye, Inc. *	136,499
7,932	ServiceNow, Inc. *	444,271
12,014	Splunk, Inc. *	825,002
13,210	Workday, Inc. - Cl. A *	1,098,544

		2,504,316

	MATERIALS - 2.1%
		Containers & Packaging - 1.4%
14,836	Berry Plastics Group, Inc. *	352,948

		Metals & Mining - 0.7%
7,840	Constellium NV - Cl. A *	182,437

	TELECOMMUNICATION SERVICES - 0.4%
		Diversified Telecommunication Services - 0.4%
4,000	Intelsat SA *	90,160

	TOTAL COMMON STOCKS (Cost - $21,654,171)	23,122,933

Units

	COMMON STOCK UNITS - 0.6%
	CONSUMER DISCRETIONARY - 0.6%
		Hotels, Restaurants & Leisure - 0.6%
6,190	Extended Stay America, Inc. *	162,550

	TOTAL COMMON STOCK UNITS (Cost - $145,695)	162,550

	LIMITED PARTNERSHIPS - 0.5%
	ENERGY - 0.5%
		Oil, Gas & Consumable Fuels - 0.5%
6,115	Cheniere Energy Partners LP Holdings LLC *	114,656

	TOTAL LIMITED PARTNERSHIPS (Cost - $116,858)	114,656

	MASTER LIMITED PARTNERSHIPS - 6.6%
	ENERGY - 4.5%
		Oil, Gas & Consumable Fuels - 4.5%
7,298	CVR Refining LP	165,081
11,622	Northern Tier Energy LP	285,901
25,660	Plains GP Holdings LP - Cl. A *	686,918

		1,137,900

	FINANCIALS - 1.8%
		Capital Markets - 1.8%
7,655	Oaktree Capital Group LLC	450,420

	MATERIALS - 0.3%
		Chemicals - 0.3%
7,260	PetroLogistics LP	84,579

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $1,601,474)	1,672,899

	SHORT-TERM INVESTMENTS - 4.0%
1,016,308	State Street Navigator Prime Securities Lending Portfolio (b)	1,016,308

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,016,308)	1,016,308

	TOTAL INVESTMENTS - 103.6% (Cost - $24,534,506) (c)	$26,089,346
	LIABILITIES LESS OTHER ASSETS - (3.6) %	(918,549)

	NET ASSETS - 100.0%	$25,170,797

* Non-income producing security.

(a) Securities (or a portion of securities) on loan. As of December 31, 2013, the market value of securities loaned was $1,038,025. The loaned securities were secured with cash collateral of $1,016,308. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $24,534,506. At December 31, 2013, net appreciation for all securities was $1,554,840. This consists of aggregate gross unrealized appreciation of $1,820,220 and aggregate gross unrealized depreciation of $265,380.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The values of the Fund’s portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Index. This may adversely affect the Fund’s ability to track the Index.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,122,933	$ –	$ –	$ 23,122,933
Common Stock Units	162,550	–	–	162,550
Limited Partnerships	114,656	–	–	114,656
Master Limited Partnerships	1,672,899	–	–	1,672,899
Short-Term Investments	1,016,308	–	–	1,016,308
Total	$ 26,089,346	$ –	$ –	$ 26,089,346
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith
President

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 28, 2014